INCOME TAXES (Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Deferred tax assets:
- Tax loss carryforwards		¥ 38,868	¥ 50,696
- Inventories		7,693	2,958
- Impairment of property and equipment		3,851	3,072
- Accrual for government grant		247	229
- Others		1,707	2,230
Total gross deferred tax assets		52,366	59,185
Valuation allowance		(41,819)	(40,807)	¥ (31,894)	¥ (37,264)
Total deferred tax assets		10,547	18,378
Deferred tax liabilities:
- PRC dividend withholding taxes		(18,813)	(14,084)
- Intangible assets		(627)	(627)
Total deferred tax liabilities		(19,440)	(14,711)
Net deferred tax assets			3,667
Net deferred tax liabilities		(8,893)
Deferred tax assets:
- Current	$ 1,050	6,802	2,038
- Non-current	$ 578	3,745	16,340
Deferred tax liabilities:
- Non-current		¥ (19,440)	¥ (14,711)